Condensed Consolidated Statements of Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Condensed Consolidated Statements of Income
Net sales	kr 559,780	kr 269,384	kr 855,261	kr 460,735	kr 1,206,888
Cost of sales	(53,448)	(14,214)	(67,460)	(23,242)	(60,463)
Gross income	506,332	255,169	787,801	437,493	1,146,425
Research and development expenses	(120,715)	(88,986)	(271,328)	(215,639)	(502,223)
Marketing and selling expenses	(252,985)	(191,472)	(493,132)	(358,696)	(727,740)
Administrative expenses	(166,831)	(77,151)	(268,849)	(149,698)	(332,991)
Other operating income/(expenses), net	2,696	27,267	10,179	31,294	43,473
Operating income (loss)	(31,503)	(75,172)	(235,329)	(255,246)	(373,055)
Net financial income/(expenses)	(11,158)	4,512	(54,656)	(23,433)	(83,962)
Income (loss) before income tax	(42,661)	(70,660)	(289,985)	(278,679)	(457,017)
Income tax	(4,817)	(21,274)	(3,653)	(780)	(9,168)
Net income (loss) for the period	(47,478)	(91,934)	(293,638)	(279,459)	(466,185)
Attributable to:
Equity holders of the Parent Company	kr (47,478)	kr (91,934)	kr (293,638)	kr (279,459)	kr (466,185)
Loss per share
Before dilution to ordinary equity holders of the Parent Company	kr (0.88)	kr (1.71)	kr (5.47)	kr (5.21)	kr (8.69)
After dilution to ordinary equity holders of the Parent Company	kr (0.88)	kr (1.71)	kr (5.47)	kr (5.21)	kr (8.69)